12. Related parties	12 Months Ended
Dec. 31, 2017
Related Parties
Related parties
12.1.	Management and Advisory Committees compensation.

The expenses related to management compensation (officers appointed pursuant to the Bylaws including members of the Board of Directors and the related support committees) for the years ended December 31, 2017, 2016 and 2015, were as follows:

(In thousands of Brazilian reais)

	Base salary			Variable compensation			Stock option plan			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Board of directors (*)	5,797	7,128	4,026	-	-	-	-	-	-	5,797	7,128	4,026
Executive officers	31,408	26,035	33,704	26,813	16,684	13,377	24,405	22,545	5,727	82,626	65,264	52,808
Fiscal Council	456	-	-	-	-	-	-	-	-	456	-	-
	37,661	33,163	37,730	26,813	16,684	13,377	24,405	22,545	5,727	88,879	72,392	56,834
% share-based payment over the total							27.5%	31.1%	10.1%

(*) The compensation of the Board of Directors’ advisory committees (Human Resources and Compensation, Audit, Finance, Sustainable Development and Corporate Governance) is included in this line.

12.2.	Balances and transactions with related parties.
	Balances								Transactions
	Trade receivables		Other assets		Trade payables		Other liabilities		Revenues (expenses)
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2015

Controlling shareholders
Casino (i)	-	5	-	1	1	-	4	-	(48)	(64)	(76)
Wilkes Participações	-	-	-	-	-	-	-	-	-	-	(1)
Euris (i)	-	-	-	-	-	-	-	1	(3)	(4)	(6)
Éxito (i)	-	-	-	-	-	-	-	-	(1)	-	-
Helicco Participações(i)	-	-	-	-	-	-	-	-	-	(1)	-
Subsidiaries
Others	-	-	-	1	-	-	-	-	-	-	1
Associates
FIC (ii)	170	54	24	14	22	14	-	-	84	55	34
Other related parties
Instituto Grupo Pão de Açúcar	-	-	-	-	-	-	-	-	-	(1)	(7)
Greenyellow (iii)	-	-	-	-	-	-	149	146	(58)	(26)	(10)
Others	-	-	1	1	-	-	-	-	-	(2)	1
Total	170	59	25	17	23	14	153	147	(26)	(43)	(64)

Transactions with related parties refer mainly to transactions between the Company and other related entities and were substantially accounted for in accordance with the prices, terms and conditions agreed between the parties. The main transactions are:

(i)	Casino: “Cost Sharing Agreement”: Agreement signed between the Company, Helicco Participações Ltda., Foncière Euris e Casino, Guichard-Perrachon S.A. (“Casino”) in August, 10 2014 to set the reimbursement rules for the Company of incurred expenses for the Casino Group companies related to activities involving transfer of “know-how” to the Company to support its development.

Insurance: Service agreements entered into between the Company and Casino for intermediation and negotiation of renewals of certain insurance policies.

“Agency Agreement”: Signed between the Company, Sendas Distribuidora S.A and Groupe Casino Limited on July, 25 2016 to set the rules for the services provided of “global sourcing” (prospecting global suppliers and intermediating the purchases) for Casino.

“Cost Reimbursement Agreement”: Signed between the Company and Casino, Guichard-Perrachon S.A. on July, 25 2016 to set the reimbursement rules of French employees expenses of the Company related to the French social contributions paid by Casino in France.

Agency Agreement: entered into between the Company, Sendas Distribuidora S.A. and Casino International S.A. on December 20, 2004 (as amended on February 23, 2017) to represent the Company in the commercial negotiation of products to be acquired from international suppliers.

(ii)	Éxito: “Agreement on Establishment of Business Relations”: Signed between the Company, Sendas Distribuidora S.A., Éxito, Supermercados Disco del Uruguay S.A., Devoto Hnos S.A., Libertad S.A., Odaler S.A. and Ameluz S.A.on July, 27 2016 to set the rules of prospection of suppliers in each home country in order to establish new commercial relationships.

“Commercial Agreement” Signed between the Company and Éxito on July, 27 2016 to set the rules for the implementation of synergies process between the companies operations including a license of tradenames and copyrights by Distribuidora de Textiles y Confecções S.A., company of the Éxito Group. The remuneration was agreed in the Copyright License Agreement entered between the Company and the Distribuidora de Textiles y Confecções S.A. on July 13, 2017.

(iii)	FIC: Commercial contracts to set the rules for promotion and sale of financing services provided by FIC in the Company stores for implementation the financing partnership between the Company and Itaú Unibanco S.A. established in the association agreement between the parties: (i) bank correspondent; (ii) indemnification agreement that FIC is committed to keep the Company free of losses in performing FIC’s services; and FIC and Company are committed, with each other, to compensate for contingences related your responsibilities; and (iii) agreement to providing for the Company to the FIC, and vice versa, of information and access to the systems for offering services.
(iv)	Greenyellow: Energy Efficiency Agreement signed between the Company, Sendas Distribuidora S.A. and Greenyellow on May, 8 2015 to set rules of the energy efficiency services provided by Greenyellow for “Multivarejo” segment of the Company.

(v)	Via Varejo: “Acordo de Associação” (Shareholders’ Agreement) signed between the Company, Klein family, Via Varejo and Casas Bahia, on December 4, 2009, as amended on July 1, 2010, which establishes that the Company is committed to indemnify Via Varejo as a result of legal demands prior to June, 30 2010. On July 4, 2017, the same parties entered the Association Agreement, including liability for loss and damages incurred up to November 8, 2016 (the 6th anniversary of the closing date of the transaction) and the adjustment of the guarantee provided by the Company in the agreements entered into between the Company and the Klein family.

Operational Agreement entered into between the Company and Via Varejo on August 8, 2016 to establish integration between e-commerce and physical stores of the "Extra" brand. The Company must pay to Via Varejo fixed remuneration rates for the joint purchase of common items with suppliers and Via Varejo must pay to the Company fixed remuneration rates for withdrawal of products in the Company's physical stores of products purchased by consumers on the websites of the brands "Extra", "Ponto Frio" and "Casas Bahia".

Warranty instruments that establish the collection of compensation by the Company for grant a corporate warranty to Via Varejo's obligations within financial, commercial and leasing contracts.

Term of acceptance to the agreement to provide and employees’ multi-benefit cards: Employees benefit cards sold by the Company to Via Varejo (signed on August 14, 2017), in order to the Via Varejo’s employees have access to buy products at stores with this card.

Reciprocal rental and sublease of real estate properties between the Company and Via Varejo, for store location, administrative office or distribution center sharing.

The Company's Board of Directors approved the limit of guarantees up to R$1.2 billion for the subsidiary Via Varejo, on extended warranties transactions and collaterals with financial institutions. The service will be remunerated based on fees determined on market prices. There were no effects of such transactions on the results of 2017.

(vi)	Cnova: Warranty instruments that establish compensation to the Company for granting corporate warranty to Via Varejo's obligations in financial, commercial and leasing contracts.

Reimbursement of expenses by Cnova to the Company for costs and expenses related to legal and administrative claims filed against Cnova paid by the Company.

Private Instrument of Agreement for Shared Expenses entered into by the Company, Via Varejo, Cnova and Sendas on December 15, 2016 to establish the criteria to allocate expenses related to the use of the shared services center.

In 2017, Via Varejo has accounts payable related to purchase of operating right of some insurances with FIC for R$5; and a receivable from Casas Bahia Comercial of R$228, due to mainly assets indemnity. These balances are recorded in the line “assets held for sale and discontinued operations”.